Subsequent events (Details Narrative) - Subsequent Event [Member] - USD ($)	Apr. 22, 2024	Jan. 10, 2024
Subsequent Event [Line Items]
Line of credit		$ 700,000
Loan bears an interest rate		4.40%
Net preoceeds pubic offering	$ 600,000
IPO [Member]
Subsequent Event [Line Items]
Shares issued	1,500,000
Shares price	$ 4.00
Net preoceeds pubic offering	$ 4,300,000